Structured Entities - Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Interests in unconsolidated structured entities recognized in:
Trading assets	¥ 6,890,217	¥ 6,176,613
Financial assets at fair value through profit or loss	2,705,113	2,902,969
Investment securities	33,537,857	33,546,133
Loans and advances	130,516,241	125,190,819
Securitisation [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	51,141	40,107
Financial assets at fair value through profit or loss	504	324
Investment securities	74,589	98,029
Loans and advances	5,915,861	5,072,479
Total	6,042,095	5,210,939
Maximum exposure to loss from interests in unconsolidated structured entities	8,853,302	7,185,520
Investment funds [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	72,438	42,540
Financial assets at fair value through profit or loss	1,639,384	1,875,755
Investment securities	63,861	29,957
Loans and advances	130,132
Total	1,905,815	1,948,252
Maximum exposure to loss from interests in unconsolidated structured entities	1,908,111	1,950,118
Structured finance [member]
Interests in unconsolidated structured entities recognized in:
Financial assets at fair value through profit or loss	65,792	53,777
Loans and advances	12,195,975	11,348,699
Total	12,261,767	11,402,476
Maximum exposure to loss from interests in unconsolidated structured entities	14,387,112	13,329,381
Others [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	2,301
Loans and advances	980,808	838,609
Total	983,109	838,609
Maximum exposure to loss from interests in unconsolidated structured entities	1,464,499	1,073,814
Unconsolidated structured entities [Member]
Interests in unconsolidated structured entities recognized in:
Trading assets	125,880	82,647
Financial assets at fair value through profit or loss	1,705,680	1,929,856
Investment securities	138,450	127,986
Loans and advances	19,222,776	17,259,787
Total	21,192,786	19,400,276
Maximum exposure to loss from interests in unconsolidated structured entities	¥ 26,613,024	¥ 23,538,833